PSF PGIM TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 101.4%
Asset-Backed Securities — 22.2%
Automobiles — 1.2%
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D
2.130%	03/18/26	300	$282,320
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	600	551,211
Series 2023-03A, Class B, 144A
6.120%	02/22/28	1,200	1,199,325
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25	83	82,941
Series 2020-03A, Class D
1.730%	07/15/26	200	194,251
Series 2021-02A, Class C
0.980%	06/15/26	10	9,727
Series 2021-02A, Class D
1.400%	04/15/27	20	18,595
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A
2.630%	06/25/26	200	183,072
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	2,300	2,037,263
Series 2021-02A, Class B, 144A
2.120%	12/27/27	200	176,157
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A
2.050%	12/26/25	100	92,810
Series 2022-02A, Class B, 144A
2.650%	06/26/28	400	352,665
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A
33.784%	01/25/28	728	836,097
Series 2020-02, Class D, 144A
1.487%	02/25/28	207	202,602
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	3,500	3,398,541
Series 2019-01A, Class B, 144A
3.950%	11/14/28	800	757,228
Series 2023-01A, Class C, 144A
6.140%	02/14/31	1,300	1,309,552
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32	487	477,486
Series 2022-C, Class E, 144A
11.366%	12/15/32	262	262,154
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D
2.220%	09/15/26	400	391,139
Series 2020-03, Class D
1.640%	11/16/26	1,400	1,357,601
			14,172,737
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Debt Obligations — 0.4%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)
6.008%(c)	01/15/37		3,000	$2,955,977
MF1 Ltd. (Cayman Islands),
Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.910%(c)	02/19/37		1,550	1,506,635
				4,462,612
Collateralized Loan Obligations — 18.8%
AlbaCore Euro CLO DAC (Ireland),
Series 04A, Class B1, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)
4.888%(c)	07/15/35	EUR	5,500	5,805,713
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
3.058%(c)	04/15/32	EUR	10,000	10,577,464
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)
7.258%(c)	07/15/30		4,602	4,611,728
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	10/17/32		3,500	3,430,223
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
5.947%(c)	05/17/31		3,000	2,962,660
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.278%(c)	10/15/35	EUR	6,500	6,779,351
Series 2021-02A, Class A2B, 144A
2.100%	10/15/35	EUR	6,250	5,521,922
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland),
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)
3.404%(c)	11/15/31	EUR	10,000	10,547,311
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.972%(c)	01/15/30		4,000	3,963,584
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
5.796%(c)	04/24/31		1,500	1,481,886
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
5.925%(c)	01/22/31		3,750	3,716,067
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)
6.124%(c)	10/15/29		5,456	5,426,080
A1

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.072%(c)	07/15/29		179	$178,149
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.965%(c)	01/22/31		2,000	1,975,432
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
5.802%(c)	04/15/31		6,000	5,928,748
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)
5.956%(c)	04/26/31		3,500	3,460,917
Hayfin Emerald CLO DAC (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.782%(c)	11/17/32	EUR	10,500	11,137,571
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
5.806%(c)	02/05/31		3,973	3,939,261
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
5.848%(c)	04/25/31		2,494	2,455,543
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	10/20/34		6,625	6,463,278
Series 2019-14A, Class A2R, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
6.558%(c)	10/20/34		6,750	6,472,285
Madison Park Funding Ltd. (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
5.645%(c)	04/22/27		4,862	4,826,653
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.938%(c)	04/25/32		2,000	1,970,099
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.935%(c)	04/21/31		9,635	9,504,315
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
5.912%(c)	07/15/31		6,000	5,916,980
OCP CLO Ltd. (Cayman Islands),
Series 2020-18A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
5.898%(c)	07/20/32		5,000	4,925,253
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.052%(c)	10/30/30		1,153	1,142,945
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.972%(c)	10/15/34		7,000	$6,812,580
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
5.838%(c)	04/20/31		3,958	3,904,745
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
5.934%(c)	05/07/31		4,955	4,891,784
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
5.928%(c)	04/25/31		5,750	5,683,517
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
6.128%(c)	10/20/32		12,500	12,360,810
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
5.892%(c)	01/26/31		3,500	3,459,116
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.982%(c)	10/29/34		3,000	2,931,994
Series 2017-01A, Class BRR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
6.502%(c)	10/29/34		4,000	3,799,281
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
6.032%(c)	01/17/30		2,709	2,683,760
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.948%(c)	01/20/31		3,000	2,971,399
Toro European CLO DAC (Ireland),
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.278%(c)	07/15/34	EUR	8,000	8,363,998
Trinitas Euro CLO DAC (Ireland),
Series 02A, Class CR, 144A, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 3.750%)
6.038%(c)	04/15/35	EUR	4,500	4,800,272
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.895%(c)	07/18/31		300	293,915
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
5.891%(c)	04/25/31		3,000	2,964,719

A2

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.942%(c)	01/17/31		6,500	$6,364,096
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	10/20/31		2,750	2,710,179
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.002%(c)	10/15/34		1,750	1,708,190
				211,825,773
Consumer Loans — 0.6%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	400	281,518
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		300	269,592
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28		560	550,091
Series 2021-01A, Class B, 144A
2.470%	11/20/31		100	84,976
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		238	235,269
Series 2020-AA, Class A, 144A
2.190%	08/21/34		500	478,513
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A
3.840%	05/14/32		299	297,365
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,500	1,346,155
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		781	759,813
Series 2019-A, Class D, 144A
6.220%	08/08/25		1,004	953,329
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32		1,200	1,124,198
				6,380,819
Credit Cards — 0.2%
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)
5.040%(c)	03/15/29	GBP	300	368,523
Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)
4.870%(c)	07/15/29	GBP	300	366,425
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Credit Cards (cont’d.)
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
5.470%(c)	11/15/28	GBP	1,625	$2,001,962
				2,736,910
Home Equity Loans — 0.1%
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month LIBOR + 2.925% (Cap N/A, Floor 2.925%)
7.770%(c)	10/25/31		152	141,100
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.045%(c)	08/25/35		58	55,891
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
5.865%(c)	10/25/33		77	75,019
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63		482	489,888
				761,898
Other — 0.2%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
6.967%(c)	04/25/23		220	218,280
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
7.645%(c)	06/25/24		2,250	2,117,047
				2,335,327
Residential Mortgage-Backed Securities — 0.4%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
4.625%(c)	10/25/34		475	455,618
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)
3.898%(c)	11/25/60	EUR	791	813,613
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.520%)
5.365%(c)	06/25/35		37	36,846
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.403%(c)	09/27/75	EUR	1,189	1,232,089
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
5.646%(c)	04/16/23^	EUR	1,749	1,798,218
				4,336,384

A3

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans — 0.3%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
0.000%	02/25/43	2,980	$666,165
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43	736	688,457
Series 2018-D, Class A, 144A
0.000%(cc)	11/25/43	758	715,103
Series 2019-A, Class R, 144A
0.000%	10/25/48	1,319	289,618
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69	31	28,111
SoFi RR Funding II Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)
7.095%(c)	11/29/24	219	218,518
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)
7.095%(c)	11/29/24	1,104	1,102,450
			3,708,422

Total Asset-Backed Securities (cost $262,731,257)			250,720,882
Commercial Mortgage-Backed Securities — 12.2%
BANK,
Series 2017-BNK05, Class A4
3.131%	06/15/60	4,400	4,054,671
Series 2017-BNK06, Class A4
3.254%	07/15/60	920	853,994
Series 2017-BNK08, Class A3
3.229%	11/15/50	1,333	1,224,939
Series 2019-BN18, Class A3
3.325%	05/15/62	1,500	1,345,466
Series 2020-BN29, Class A3
1.742%	11/15/53	1,000	782,667
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	927	862,691
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,020,011
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	429,065
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	348,834
Series 2016-ETC, Class D, 144A
3.609%(cc)	08/14/36	1,560	1,203,012
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	3,400	3,137,576
Series 2020-B18, Class A4
1.672%	07/15/53	2,900	2,300,694
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-B21, Class A4
1.704%	12/17/53	1,000	$794,240
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.114%)
6.942%(c)	10/15/36	2,125	2,052,683
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.414%)
7.242%(c)	10/15/36	1,360	1,308,577
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.764%)
7.592%(c)	10/15/36	2,975	2,843,049
Series 2021-ACNT, Class E, 144A, 1 Month LIBOR + 2.197% (Cap N/A, Floor 2.197%)
6.882%(c)	11/15/38	3,350	3,116,467
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.527%(c)	01/15/39	5,000	4,561,219
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3
2.647%	11/15/52	7,700	7,195,021
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	3,207,611
CFK Trust,
Series 2020-MF02, Class A, 144A
2.387%	03/15/39	6,550	5,738,151
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A
2.778%(cc)	11/10/31	2,400	2,310,222
Series 2016-CLNE, Class C, 144A
2.778%(cc)	11/10/31	900	858,293
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.766%)
7.450%(c)	11/15/37	1,327	1,275,850
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4
3.420%	08/10/47	3,200	3,100,645
Series 2015-DC01, Class A4
3.078%	02/10/48	5,000	4,822,298
Series 2016-COR01, Class A3
2.826%	10/10/49	2,474	2,291,191
Series 2017-COR02, Class A2
3.239%	09/10/50	3,829	3,549,520
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
6.834%(c)	05/15/36	2,594	2,509,765
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,200	1,066,147

A4

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
DBGS Mortgage Trust,
Series 2018-BIOD, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
7.184%(c)	05/15/35	2,990	$2,777,093
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.808%(cc)	12/10/36	1,400	1,010,733
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	2,800	2,586,737
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A
3.555%(cc)	09/10/35	3,000	2,300,940
FHLMC Multifamily Structured Pass-Through Certificates,
Series K044, Class X1, IO
0.739%(cc)	01/25/25	61,823	703,319
Series K053, Class X1, IO
0.876%(cc)	12/25/25	84,715	1,695,689
Series K055, Class X1, IO
1.344%(cc)	03/25/26	12,823	442,808
Series KG03, Class X1, IO
1.379%(cc)	06/25/30	29,230	2,209,417
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3
3.119%	05/10/50	2,849	2,711,949
Series 2017-GS06, Class A2
3.164%	05/10/50	3,249	2,997,220
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	5,373,341
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	310	299,565
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,035	973,999
Series 2017-C05, Class A4
3.414%	03/15/50	1,423	1,340,737
Series 2017-C07, Class A4
3.147%	10/15/50	3,600	3,309,543
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	1,639	1,514,787
Series 2018-AON, Class E, 144A
4.613%(cc)	07/05/31	5,875	2,643,750
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A3
3.952%(cc)	07/15/46	446	443,776
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	2,547,510
Series 2017-HR02, Class A3
3.330%	12/15/50	5,452	4,994,642
Series 2019-L03, Class A3
2.874%	11/15/52	1,200	1,041,423
Series 2019-MEAD, Class E, 144A
3.177%(cc)	11/10/36	575	477,967
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	$123,529
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	1,887	1,752,077
Series 2017-C07, Class A3
3.418%	12/15/50	5,200	4,848,490
Series 2018-C10, Class A3
4.048%	05/15/51	2,200	2,075,573
Series 2019-C17, Class A3
2.669%	10/15/52	2,000	1,707,590
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	1,775	1,735,192
Series 2016-C32, Class A3
3.294%	01/15/59	1,977	1,864,351
Series 2016-C34, Class A3
2.834%	06/15/49	2,500	2,371,485
Series 2016-C35, Class A3
2.674%	07/15/48	4,067	3,750,557
Series 2017-C40, Class A3
3.317%	10/15/50	1,370	1,267,202
Series 2019-C54, Class A3
2.892%	12/15/52	1,200	1,038,901

Total Commercial Mortgage-Backed Securities (cost $153,121,447)			137,096,461
Convertible Bond — 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $10,575; purchased 3/21/2023)(f)
7.000%	04/17/23(oo)	90	10,350
(cost $10,575)
Corporate Bonds — 34.6%
Aerospace & Defense — 0.7%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,770	2,245,350
3.400%	04/15/30	385	353,217
Boeing Co. (The),
Sr. Unsec’d. Notes
1.875%	06/15/23	10	9,923
1.950%	02/01/24	20	19,438
2.196%	02/04/26	180	166,970
2.750%	02/01/26	90	85,268
2.850%	10/30/24	30	29,005
2.950%	02/01/30	30	26,425
3.900%	05/01/49	50	37,810
3.950%	08/01/59	1,450	1,066,157
4.508%	05/01/23	20	19,980
5.930%	05/01/60	48	47,982
6.875%	03/15/39	20	22,330
7.950%	08/15/24	50	51,820

A5

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25	571	$571,000
7.500%	02/01/29	200	203,750
7.875%	04/15/27(a)	2,575	2,604,741
General Dynamics Corp.,
Gtd. Notes
1.150%	06/01/26	20	18,159
3.250%	04/01/25	10	9,735
3.500%	04/01/27	30	29,041
4.250%	04/01/40	5	4,719
L3 Technologies, Inc.,
Gtd. Notes
3.850%	06/15/23	25	24,863
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/29	40	35,331
4.400%	06/15/28	37	36,279
4.400%	06/15/28	15	14,763
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	10	7,261
4.500%	05/15/36	30	29,681
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	30	29,082
3.250%	01/15/28	40	38,010
5.250%	05/01/50	10	10,344
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/27	5	4,836
			7,853,270
Agriculture — 0.8%
Altria Group, Inc.,
Gtd. Notes
2.625%	09/16/26	35	32,772
3.400%	02/04/41	50	35,379
3.700%	02/04/51	100	67,387
3.875%	09/16/46	10	7,189
4.000%	02/04/61	5	3,516
4.400%	02/14/26	43	42,655
4.800%	02/14/29	11	10,923
5.950%	02/14/49	30	28,410
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	1,570	1,348,392
2.726%	03/25/31	10	8,113
3.462%	09/06/29	10	8,819
3.557%	08/15/27	1,500	1,394,947
4.540%	08/15/47	20	14,865
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	145	131,848
Gtd. Notes, 144A
3.950%	06/15/25	150	145,731
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	02/02/26	40	$36,295
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
0.875%	05/01/26	30	26,905
1.500%	05/01/25	15	14,041
5.000%	11/17/25	10	10,085
5.125%	02/15/30	6,085	6,150,256
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	20	19,643
			9,538,171
Airlines — 0.5%
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
3.875%	08/15/26	50	45,273
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	1,336	1,229,020
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31	38	33,774
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29	10	8,854
3.800%	04/19/23	11	10,989
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	15	14,740
4.750%	10/20/28	75	72,000
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	26	25,439
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	3,355	3,349,534
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	41	37,031
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	53	44,649
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29	98	97,446
United Airlines 2020-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.875%	07/15/27	18	17,486
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	825	791,094
4.625%	04/15/29	195	176,360
			5,953,689

A6

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26(a)	600	$568,287
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	675	548,554
			1,116,841
Auto Manufacturers — 0.7%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
0.800%	04/01/24	40	38,425
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	10	7,829
4.346%	12/08/26	20	19,483
4.750%	01/15/43	1,125	856,417
5.291%	12/08/46	290	235,257
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	275	235,905
6.950%	03/06/26	400	406,127
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	17	16,559
5.000%	04/01/35	1,365	1,252,954
5.150%	04/01/38	1,000	903,499
5.200%	04/01/45	1,560	1,308,664
6.125%	10/01/25	40	40,699
6.600%	04/01/36	285	293,740
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	20	19,957
4.250%	05/15/23	50	49,897
4.300%	07/13/25	70	68,404
Jr. Sub. Notes, Series C
5.700%(ff)	09/30/30(oo)	5	4,308
Sr. Unsec’d. Notes
2.350%	01/08/31	20	15,797
2.400%	04/10/28	1,065	929,570
2.700%	08/20/27	38	34,018
2.700%	06/10/31	25	20,046
3.100%	01/12/32	20	16,302
5.100%	01/17/24	45	44,862
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.000%	09/17/24	30	28,127
1.800%	10/15/25	40	36,717
2.375%	10/15/27	15	13,250
2.650%	02/10/25	15	14,312
3.400%	06/20/24	40	39,100
Sr. Unsec’d. Notes, 144A, MTN
0.800%	01/08/24	60	57,870
1.800%	01/10/28	15	12,749
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
1.450%	03/02/26	150	$137,234
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A
1.050%	03/08/24	90	85,751
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	54	46,706
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.150%	08/13/27	25	21,803
1.900%	04/06/28	50	44,507
2.150%	02/13/30	10	8,787
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.330%
4.883%(c)	01/11/24	100	99,693
			7,465,325
Auto Parts & Equipment — 0.2%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)	645	595,760
Aptiv PLC/Aptiv Corp.,
Gtd. Notes
4.150%	05/01/52	20	15,341
BorgWarner, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/25	60	59,842
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25(a)	875	857,500
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27	350	330,800
			1,859,243
Banks — 9.4%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26	600	537,318
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
5.926%(c)	04/12/23	400	399,995
Sub. Notes
2.749%	12/03/30	1,000	780,610
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	1,655	1,593,012
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27	45	40,282
2.299%(ff)	07/21/32	20	16,116
2.572%(ff)	10/20/32	10	8,174
2.687%(ff)	04/22/32	2,565	2,141,807
3.419%(ff)	12/20/28	10	9,299
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	740	695,696
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	50	40,086

A7

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
1.922%(ff)	10/24/31	20	$15,970
2.496%(ff)	02/13/31	92	77,968
2.676%(ff)	06/19/41	20	14,138
3.093%(ff)	10/01/25	50	48,148
3.824%(ff)	01/20/28	3,410	3,252,463
3.974%(ff)	02/07/30	685	641,441
4.078%(ff)	04/23/40	2,340	2,030,507
4.271%(ff)	07/23/29	945	909,535
4.330%(ff)	03/15/50	20	17,245
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	5,020	4,194,287
Sub. Notes
2.482%(ff)	09/21/36	10	7,575
Sub. Notes, MTN
4.000%	01/22/25	1,122	1,098,643
4.450%	03/03/26	1,735	1,698,925
Sub. Notes, Series L, MTN
3.950%	04/21/25	90	87,217
4.183%	11/25/27	50	48,360
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series H
3.700%(ff)	03/20/26(oo)	15	13,250
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	700	664,485
3.932%(ff)	05/07/25	480	467,454
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	475	458,097
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	710	625,517
1.904%(ff)	09/30/28	2,200	1,859,002
2.871%(ff)	04/19/32	1,815	1,508,537
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27	300	273,631
Sub. Notes, 144A, MTN
4.500%	03/15/25	1,120	1,077,104
4.875%	04/01/26(a)	380	369,801
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	1,880	1,585,359
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,445	1,267,594
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	890	779,862
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26(oo)	25	20,442
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32	10	8,171
2.561%(ff)	05/01/32	875	724,981
2.572%(ff)	06/03/31	70	59,080
2.666%(ff)	01/29/31	1,225	1,046,508
2.976%(ff)	11/05/30	20	17,528
3.200%	10/21/26	3,255	3,072,445
3.668%(ff)	07/24/28	30	28,418
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
3.785%(ff)	03/17/33		1,160	$1,040,175
3.887%(ff)	01/10/28		1,725	1,651,250
4.075%(ff)	04/23/29		40	38,119
Sub. Notes
4.300%	11/20/26		110	106,579
4.450%	09/29/27		2,735	2,652,416
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32		1,695	1,362,356
6.537%(ff)	08/12/33		870	887,400
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	11/19/30	EUR	100	84,866
Sr. Unsec’d. Notes, MTN
3.700%	05/30/24		159	151,456
Sub. Notes
3.742%(ff)	01/07/33		2,415	1,744,684
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		280	258,022
4.250%	03/13/26(a)		1,150	1,092,911
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(a)(oo)		950	775,954
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27		50	44,652
1.992%(ff)	01/27/32		20	15,952
2.383%(ff)	07/21/32		1,480	1,203,980
2.600%	02/07/30		35	30,058
2.615%(ff)	04/22/32		4,715	3,927,448
2.650%(ff)	10/21/32		10	8,247
2.908%(ff)	07/21/42		25	17,912
3.272%(ff)	09/29/25		4,063	3,939,908
3.436%(ff)	02/24/43		35	26,960
3.500%	01/23/25		20	19,462
3.691%(ff)	06/05/28		50	47,446
3.750%	02/25/26		125	121,586
3.814%(ff)	04/23/29		1,080	1,015,928
3.850%	01/26/27		1,765	1,704,081
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 1.750%
6.552%(c)	10/28/27		21	21,263
Sr. Unsec’d. Notes, Series VAR
1.093%(ff)	12/09/26		85	76,074
Sub. Notes
5.150%	05/22/45		20	18,999
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)		1,025	988,016
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		1,940	1,812,226
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)		1,350	1,200,650
Jr. Sub. Notes, Series KK
3.650%(ff)	06/01/26(a)(oo)		1,860	1,624,103
Sr. Unsec’d. Notes
0.563%(ff)	02/16/25		20	19,191

A8

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
1.045%(ff)	11/19/26	20	$17,882
1.578%(ff)	04/22/27	785	705,201
1.953%(ff)	02/04/32	130	104,592
2.301%(ff)	10/15/25	5	4,780
2.525%(ff)	11/19/41	2,330	1,630,767
2.545%(ff)	11/08/32	1,135	942,158
2.580%(ff)	04/22/32	1,775	1,495,135
2.947%(ff)	02/24/28	905	839,679
2.950%	10/01/26	1,285	1,214,421
3.782%(ff)	02/01/28	1,235	1,181,939
3.897%(ff)	01/23/49	10	8,187
3.960%(ff)	01/29/27	930	902,415
3.964%(ff)	11/15/48	985	816,445
4.005%(ff)	04/23/29	1,200	1,146,710
4.203%(ff)	07/23/29	50	48,287
4.323%(ff)	04/26/28(a)	695	678,895
4.452%(ff)	12/05/29	17	16,514
Sub. Notes
2.956%(ff)	05/13/31	155	133,480
4.125%	12/15/26	40	39,059
4.250%	10/01/27	420	412,042
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.407%	03/07/24	45	44,107
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42	10	7,721
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	15	13,311
2.239%(ff)	07/21/32	4,303	3,461,301
2.699%(ff)	01/22/31	35	30,132
3.772%(ff)	01/24/29	2,010	1,904,501
4.431%(ff)	01/23/30	1,340	1,289,748
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	1,015	796,952
1.928%(ff)	04/28/32	193	152,606
2.511%(ff)	10/20/32	1,590	1,301,423
2.943%(ff)	01/21/33	1,470	1,245,934
3.125%	07/27/26(a)	2,725	2,582,225
Sr. Unsec’d. Notes, MTN, SOFR + 0.455%
5.108%(c)	01/25/24	20	19,937
Sub. Notes
2.484%(ff)	09/16/36	20	15,126
Sub. Notes, GMTN
4.350%	09/08/26	756	737,520
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.359%(ff)	05/22/24	200	198,965
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.200%	11/01/24	21	19,968
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.797%(ff)	01/19/28	2,210	1,950,499
2.889%(ff)	06/09/32	250	195,751
3.337%(ff)	01/21/33	1,330	1,063,974
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26	25	$23,520
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.364%	07/12/27	50	47,209
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.860%
5.658%(c)	07/19/23	20	19,972
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
9.659%(c)	09/30/24	3,340	3,240,126
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)	30	23,405
Jr. Sub. Notes, Series J
5.300%(ff)	04/15/27(oo)	25	21,420
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26	685	619,636
3.127%(ff)	06/03/32	1,225	956,623
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	2,690	2,004,810
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	60	53,952
2.572%(ff)	02/11/31	3,525	2,990,804
5.013%(ff)	04/04/51	20	18,820
Sub. Notes, MTN
4.100%	06/03/26	20	19,368
			105,472,367
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	31	30,791
4.900%	02/01/46	3,612	3,503,596
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	30	28,298
4.600%	04/15/48	8	7,578
4.750%	01/23/29	118	120,427
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	10	8,156
1.650%	06/01/30	10	8,463
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	70	61,363
			3,768,672
Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.000%	01/15/32	10	8,146
2.250%	08/19/23	30	29,630

A9

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Biotechnology (cont’d.)
2.770%	09/01/53		19	$12,147
3.150%	02/21/40		20	15,686
5.150%	11/15/41		16	15,572
5.600%	03/02/43		2,950	3,041,793
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25		75	73,425
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/50		10	6,913
2.950%	03/01/27		7	6,664
4.750%	03/01/46		10	9,608
				3,219,584
Building Materials — 0.2%
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.242%	02/15/25		5	4,773
2.493%	02/15/27		5	4,637
2.722%	02/15/30		45	39,526
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
Sr. Unsec’d. Notes
1.750%	09/15/30		20	16,410
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		15	12,305
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28		475	453,625
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29		40	37,702
4.300%	07/15/47		20	16,500
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,275	1,196,189
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30		15	13,740
				1,795,407
Chemicals — 0.7%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43		1,400	1,406,621
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	1,600	1,490,051
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		675	577,543
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.600%	11/15/50		5	3,739
6.900%	05/15/53		25	28,934
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
LYB International Finance III LLC,
Gtd. Notes
1.250%	10/01/25		35	$31,733
3.375%	10/01/40		60	44,440
4.200%	10/15/49		5	3,908
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43		155	150,960
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		1,150	1,131,520
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43		870	798,185
5.250%	01/15/45		305	290,273
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26(a)		460	416,754
5.875%	03/27/24		375	370,500
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30		20	16,971
3.125%	06/01/24		14	13,688
3.450%	08/01/25		449	435,313
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/16/27		194	198,611
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		40	38,108
				7,447,852
Commercial Services — 0.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		600	576,259
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,300	1,092,000
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		50	42,338
6.700%	06/01/34		920	1,044,748
7.000%	10/15/37		770	909,903
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28		230	218,293
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26		145	129,105
2.650%	02/15/25		40	38,068
3.200%	08/15/29		30	26,425
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	EUR	2,640	2,339,121

A10

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
S&P Global, Inc.,
Gtd. Notes
4.250%	05/01/29	60	$59,169
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	50	43,029
3.875%	02/15/31(a)	392	345,853
4.875%	01/15/28(a)	1,325	1,267,017
5.250%	01/15/30	525	505,010
			8,636,338
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
0.700%	02/08/26	40	36,392
1.200%	02/08/28	100	87,924
1.400%	08/05/28	29	25,415
1.650%	02/08/31	55	45,968
2.375%	02/08/41	40	29,971
2.650%	05/11/50	15	10,603
2.650%	02/08/51	15	10,519
2.700%	08/05/51	5	3,521
2.800%	02/08/61	100	68,115
2.950%	09/11/49	25	18,893
3.350%	02/09/27	70	68,333
3.850%	08/04/46	15	13,377
Genpact Luxembourg Sarl,
Gtd. Notes
3.375%	12/01/24	90	86,459
HP, Inc.,
Sr. Unsec’d. Notes
1.450%	06/17/26	100	89,996
NetApp, Inc.,
Sr. Unsec’d. Notes
3.300%	09/29/24	40	38,916
Seagate HDD Cayman,
Gtd. Notes
4.875%	06/01/27	40	37,600
			672,002
Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	75	77,237
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28	150	130,461
3.400%	10/29/33	150	121,707
Air Lease Corp.,
Sr. Unsec’d. Notes
1.875%	08/15/26	56	49,712
3.375%	07/01/25	15	14,261
Sr. Unsec’d. Notes, MTN
2.300%	02/01/25	20	18,942
2.875%	01/15/26	15	13,984
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
4.250%	02/01/24	10	$9,837
Ally Financial, Inc.,
Sub. Notes
5.750%	11/20/25	25	23,500
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	10	8,433
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27	23	19,464
2.875%	02/15/25	10	9,388
3.950%	07/01/24	10	9,737
Sr. Unsec’d. Notes, 144A
2.750%	02/21/28	30	25,052
Blackstone Private Credit Fund,
Sr. Sec’d. Notes
5.610%	05/03/27^	1,100	999,662
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	50	48,643
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.800%	01/31/28	5	4,585
Sub. Notes
2.359%(ff)	07/29/32	45	32,126
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(oo)	20	15,751
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(oo)	35	28,767
Credit Acceptance Corp.,
Gtd. Notes, 144A
5.125%	12/31/24	15	14,244
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
3.482%	06/15/50	100	95,643
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
6.500%	01/20/43	555	563,658
Mastercard, Inc.,
Sr. Unsec’d. Notes
1.900%	03/15/31	15	12,725
3.300%	03/26/27	10	9,686
3.850%	03/26/50	20	17,770
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	75	57,652
5.500%	08/15/28	805	690,247
6.000%	01/15/27	275	249,987
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	515	403,937
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	575	454,880

A11

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28	400	$412,772
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
2.875%	10/15/26	10	8,914
Synchrony Financial,
Sr. Unsec’d. Notes
3.950%	12/01/27	40	33,931
Visa, Inc.,
Sr. Unsec’d. Notes
1.100%	02/15/31	10	7,985
2.050%	04/15/30	10	8,730
4.300%	12/14/45	20	19,277
			4,646,050
Electric — 2.9%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.750%	12/01/47	100	82,547
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26	35	31,457
2.450%	01/15/31	15	12,234
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25	45	42,607
3.950%	07/15/30	5	4,519
Alliant Energy Finance LLC,
Gtd. Notes, 144A
3.750%	06/15/23	10	9,950
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49	40	37,282
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series J
4.300%	12/01/28	45	43,950
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32	10	8,418
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	25	19,866
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	25	21,095
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29	10	9,396
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.250%	06/15/31	5	4,211
3.350%	07/01/23	550	546,971
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25	35	34,830
4.250%	10/15/50	20	17,253
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	600	$519,628
5.000%	02/01/31	750	635,446
5.125%	03/15/28(a)	1,700	1,556,923
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	36	31,553
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26	20	18,978
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,325	1,178,256
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45	10	8,957
Sr. Unsec’d. Notes, Series C
3.000%	12/01/60	20	13,124
4.300%	12/01/56	235	197,314
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
3.250%	06/01/25	20	19,301
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60	5	2,926
Dominion Energy South Carolina, Inc.,
First Mortgage
4.600%	06/15/43	2,025	1,869,198
Dominion Energy, Inc.,
Jr. Sub. Notes
3.071%	08/15/24	5	4,860
Sr. Unsec’d. Notes
3.900%	10/01/25	15	14,656
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	10	9,063
DPL, Inc.,
Sr. Unsec’d. Notes
4.125%	07/01/25	10	9,555
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	10	8,651
Duke Energy Carolinas LLC,
First Mortgage
3.950%	11/15/28	40	39,233
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	5	4,261
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	50	41,226
2.500%	12/01/29	75	66,129
3.850%	11/15/42	25	21,014
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	10	6,615

A12

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	30	$25,162
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29	45	42,086
Edison International,
Jr. Sub. Notes, Series A
5.375%(ff)	03/15/26(oo)	10	8,872
Jr. Sub. Notes, Series B
5.000%(ff)	12/15/26(oo)	20	16,594
Sr. Unsec’d. Notes
3.550%	11/15/24	85	82,550
4.950%	04/15/25	5	4,967
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	2,325	2,416,964
Emera US Finance LP (Canada),
Gtd. Notes
0.833%	06/15/24	20	18,886
Entergy Corp.,
Sr. Unsec’d. Notes
0.900%	09/15/25	10	9,017
2.400%	06/15/31	48	39,757
2.800%	06/15/30	10	8,660
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	120	98,730
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	25	18,975
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	390	381,298
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	40	37,584
Sr. Unsec’d. Notes, Series U
1.400%	08/15/26	20	17,916
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	5	4,808
3.950%	06/15/25	35	34,261
4.050%	04/15/30	25	23,836
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
5.100%	07/15/47	4	3,592
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	3,771	3,711,361
5.450%	07/15/44	280	268,745
Florida Power & Light Co.,
First Mortgage
2.875%	12/04/51	5	3,520
3.150%	10/01/49	36	27,094
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	95	$83,627
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	1,150	1,236,805
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	20	19,423
3.600%	04/01/29	50	46,725
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	680	636,565
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	50	49,694
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	3,050	2,616,153
MidAmerican Energy Co.,
First Mortgage
3.150%	04/15/50	5	3,681
3.650%	04/15/29	20	19,110
3.650%	08/01/48	20	16,200
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30(a)	1,050	962,376
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28	15	13,195
2.250%	06/01/30	20	16,905
2.440%	01/15/32	11	9,121
3.000%	01/15/52	58	39,201
Northern States Power Co.,
First Mortgage
2.250%	04/01/31	10	8,480
2.600%	06/01/51	5	3,313
3.600%	09/15/47	10	8,090
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	100	81,063
3.875%	02/15/32	325	260,189
5.250%	06/15/29	375	346,161
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	225	214,429
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	285	256,644
2.450%	12/02/27	1,245	1,068,095
3.750%	06/15/24	50	48,476
Ohio Power Co.,
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30	25	21,745
Sr. Unsec’d. Notes, Series Q
1.625%	01/15/31	5	3,983
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51	5	3,401

A13

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.700%	11/15/28		40	$38,794
3.800%	06/01/49		6	4,989
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		10	8,719
3.250%	06/15/23		25	24,856
3.450%	07/01/25		13	12,408
3.750%	08/15/42		50	35,740
3.850%	11/15/23		40	39,502
4.000%	12/01/46		15	10,527
4.450%	04/15/42		5	3,921
4.550%	07/01/30		1,748	1,634,241
4.750%	02/15/44		75	60,784
6.700%	04/01/53		535	550,903
PacifiCorp,
First Mortgage
3.300%	03/15/51		390	288,549
PECO Energy Co.,
First Mortgage
2.800%	06/15/50		25	17,003
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	324	260,964
PG&E Energy Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-3
2.822%	07/15/48		20	14,574
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31		90	100,049
Public Service Co. of Colorado,
First Mortgage, Series 34
3.200%	03/01/50		5	3,702
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50		45	26,538
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30		35	28,003
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27		45	42,200
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		20	17,396
5.350%	05/15/35		40	40,985
First Mortgage, Series WWW
2.950%	08/15/51		5	3,481
Sr. Sec’d. Notes, Series VVV
1.700%	10/01/30		10	8,167
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28		35	32,946
4.000%	02/01/48		5	4,074
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	20	$18,865
Southern California Edison Co.,
First Mortgage
1.100%	04/01/24	135	129,727
2.250%	06/01/30	35	29,737
2.850%	08/01/29	40	35,805
3.650%	02/01/50	25	19,272
First Mortgage, SOFR Index + 0.640%
5.141%(c)	04/03/23	40	40,000
First Mortgage, Series 20A
2.950%	02/01/51	5	3,351
First Mortgage, Series A
4.200%	03/01/29	20	19,381
First Mortgage, Series G
2.500%	06/01/31	10	8,495
First Mortgage, Series H
3.650%	06/01/51	5	3,852
First Ref. Mortgage
5.500%	03/15/40	10	10,059
First Ref. Mortgage, Series C
4.125%	03/01/48	50	41,344
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49	30	23,585
Tampa Electric Co.,
Sr. Unsec’d. Notes
3.450%	03/15/51	40	29,614
Toledo Edison Co. (The),
First Mortgage, 144A
2.650%	05/01/28	10	8,863
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	100	97,309
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50	1,500	1,220,143
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.450%	02/15/44	15	13,297
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	625	552,125
8.000%(ff)	10/15/26(oo)	2,075	1,943,384
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	450	425,286
5.625%	02/15/27(a)	600	584,540
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	130	125,574
3.700%	01/30/27	2,000	1,848,209
			33,147,370

A14

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electrical Components & Equipment — 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25		575	$584,670
7.250%	06/15/28(a)		550	565,208
				1,149,878
Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31		45	37,650
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.100%	03/01/27		20	17,961
1.950%	06/01/30		30	25,656
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		1,000	989,950
TD SYNNEX Corp.,
Sr. Unsec’d. Notes
1.250%	08/09/24		30	28,061
Sr. Unsec’d. Notes, Sr. Unsec’d. Notes
2.650%	08/09/31		25	19,590
				1,118,868
Engineering & Construction — 0.4%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	2,800	2,417,064
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27(a)		345	300,009
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		605	577,397
5.500%	07/31/47		1,690	1,290,822
				4,585,292
Entertainment — 0.5%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
10.000%	06/15/26		316	200,648
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25		860	860,269
7.000%	02/15/30		400	406,922
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		875	881,293
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		800	751,120
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
3.528%	03/15/24		20	19,553
5.050%	03/15/42		1,065	890,502
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
5.141%	03/15/52		1,015	$823,449
5.391%	03/15/62		485	392,003
				5,225,759
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
0.875%	11/15/25		10	9,037
2.500%	08/15/24		30	29,072
3.950%	05/15/28		20	19,459
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.500%	05/01/29		35	32,636
Waste Management, Inc.,
Gtd. Notes
2.400%	05/15/23		30	29,892
				120,096
Foods — 0.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
6.500%	02/15/28		375	378,071
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	3,100	3,124,806
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,600	1,394,785
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.950%	03/15/25		45	44,194
4.800%	03/15/48		55	51,283
General Mills, Inc.,
Sr. Unsec’d. Notes
2.250%	10/14/31		5	4,164
Hershey Co. (The),
Sr. Unsec’d. Notes
1.700%	06/01/30		10	8,325
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46		465	405,155
4.625%	10/01/39		645	590,806
5.000%	06/04/42		1,000	956,740
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	1,100	1,024,505
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39		440	384,648
4.125%	04/01/54		415	355,712
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	02/04/31		30	23,934

A15

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30		10	$7,961
				8,755,089
Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
0.950%	05/15/26		40	35,570
Suzano Austria GmbH (Brazil),
Gtd. Notes, Series DM3N
3.125%	01/15/32		10	8,150
				43,720
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		1,100	1,050,723
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31		55	44,075
2.625%	09/15/29		15	13,406
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30		10	8,089
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25		75	68,484
1.700%	02/15/31		120	95,073
3.600%	05/01/30		36	33,266
4.800%	02/15/44		300	277,451
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
4.100%	09/18/34		20	18,264
Southern California Gas Co.,
First Mortgage, Series WW
3.950%	02/15/50		45	35,889
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,050	888,731
				2,533,451
Healthcare-Products — 0.2%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		325	281,986
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		225	195,208
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	540	400,275
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	510	516,336
3.650%	03/07/28		30	28,875
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	600	$463,485
1.875%	10/01/49	EUR	425	293,197
				2,179,362
Healthcare-Services — 1.2%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		20	15,218
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23		20	19,907
3.875%	08/15/47		3	2,384
6.750%	12/15/37		1,900	2,095,992
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021
2.780%	07/01/51		10	6,659
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39		20	16,069
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50		10	6,791
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		10	8,031
City of Hope,
Sr. Sec’d. Notes, Series 2013
5.623%	11/15/43		20	20,345
CommonSpirit Health,
Sr. Sec’d. Notes
1.547%	10/01/25		35	32,170
2.782%	10/01/30		5	4,266
3.910%	10/01/50		5	3,862
4.187%	10/01/49		30	24,499
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47		25	21,627
Elevance Health, Inc.,
Sr. Unsec’d. Notes
2.375%	01/15/25		15	14,366
4.650%	01/15/43		385	360,638
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		940	940,310
7.500%	11/06/33		500	554,493
Gtd. Notes, MTN
7.750%	07/15/36		500	559,078
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021
3.002%	06/01/51		10	7,066
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.950%	12/01/29		25	22,349
3.600%	02/01/25		675	657,236

A16

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Mount Sinai Hospitals Group, Inc.,
Sec’d. Notes, Series 2017
3.981%	07/01/48	2	$1,648
Sec’d. Notes, Series 2019
3.737%	07/01/49	29	22,521
Unsec’d. Notes, Series 2020
3.391%	07/01/50	10	7,062
Northwell Healthcare, Inc.,
Sec’d. Notes
3.809%	11/01/49	10	7,852
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48	25	20,882
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	10	9,128
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	10	8,000
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	50	42,977
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	50	44,739
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	6	5,042
3.361%	08/15/50	4	2,916
Tenet Healthcare Corp.,
Gtd. Notes
6.125%	10/01/28	200	190,689
Sr. Sec’d. Notes
4.250%	06/01/29	125	112,946
4.625%	06/15/28	285	264,842
4.875%	01/01/26	450	441,154
5.125%	11/01/27	425	409,831
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2019
3.434%	12/01/48	30	23,848
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50	20	14,190
3.050%	05/15/41	895	705,630
3.250%	05/15/51	5	3,761
3.500%	08/15/39	25	21,320
3.950%	10/15/42	220	192,634
4.450%	12/15/48	10	9,258
5.200%	04/15/63	5,170	5,239,730
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	10/15/30	25	20,041
			13,215,997
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders — 0.1%
D.R. Horton, Inc.,
Gtd. Notes
2.500%	10/15/24		45	$43,358
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		875	861,104
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		45	41,682
				946,144
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/25		670	656,085
Insurance — 0.6%
Allianz SE (Germany),
Jr. Sub. Notes, 144A
3.500%(ff)	11/17/25(oo)		200	160,250
American International Group, Inc.,
Sr. Unsec’d. Notes
4.800%	07/10/45		3	2,719
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/50		20	14,504
Great-West Lifeco US Finance 2020 LP (Canada),
Gtd. Notes, 144A
0.904%	08/12/25		25	22,659
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	800	845,384
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,030	781,774
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40		405	434,419
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		350	311,308
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30		5	4,219
2.375%	12/15/31		15	12,405
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50		25	20,043
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		150	130,449
Protective Life Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	01/15/30		15	13,266
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		1,350	1,473,584

A17

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	10	$7,137
4.270%	05/15/47	2,310	1,939,253
6.850%	12/16/39	196	220,602
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.000%	05/12/50	15	12,142
			6,406,117
Internet — 0.0%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.100%	08/15/30	20	16,351
1.900%	08/15/40	15	10,512
2.050%	08/15/50	5	3,176
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.000%	05/12/26	100	90,647
1.200%	06/03/27	20	17,748
2.100%	05/12/31	30	25,637
2.500%	06/03/50	25	16,923
2.700%	06/03/60	5	3,282
3.100%	05/12/51	25	18,952
3.150%	08/22/27	45	43,194
3.250%	05/12/61	10	7,357
3.875%	08/22/37	50	46,580
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28	25	20,887
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31	2	1,667
3.250%	02/15/30	35	30,366
Gtd. Notes, 144A
6.250%	05/01/25	3	3,040
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	18	17,825
5.750%	03/01/24	5	5,039
			379,183
Investment Companies — 0.0%
Blackstone Private Credit Fund,
Sr. Unsec’d. Notes
3.250%	03/15/27	20	16,977
Iron/Steel — 0.0%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
3.600%	07/16/24	50	49,273
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25	5	4,701
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/25	5	4,735
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel (cont’d.)
3.250%	01/15/31	20	$17,829
3.250%	10/15/50	5	3,491
3.450%	04/15/30	5	4,554
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26	50	51,244
			135,827
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30	125	125,781
Lodging — 0.3%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	40	37,935
3.200%	08/08/24	105	101,519
3.500%	08/18/26	30	27,962
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/24	30	29,486
3.750%	10/01/25	5	4,849
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	59	59,672
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32	1,825	1,599,586
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28(a)	950	885,849
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.625%	08/08/25	400	388,000
			3,134,858
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	11/13/25	10	9,130
1.100%	09/14/27	10	8,795
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	04/09/30	10	8,963
3.250%	04/09/50	10	7,960
			34,848
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	175	180,813
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	10	9,242
3.750%	04/15/50	10	8,871
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.400%	03/15/24	35	34,534

A18

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
4.950%	09/15/28	30	$29,463
			262,923
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	450	367,626
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	5	4,215
4.750%	03/01/30	8	6,933
5.375%	06/01/29	800	734,853
5.500%	05/01/26	1,650	1,606,488
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	10	8,339
2.800%	04/01/31	100	80,471
3.500%	06/01/41	45	30,771
3.500%	03/01/42	50	33,768
3.950%	06/30/62	10	6,293
4.200%	03/15/28	30	28,360
4.500%	02/01/24	30	29,687
4.908%	07/23/25	65	64,284
5.050%	03/30/29	85	82,098
5.375%	05/01/47	20	16,440
5.750%	04/01/48	20	17,172
6.384%	10/23/35	2,487	2,468,159
6.484%	10/23/45	1,140	1,074,565
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	30	27,965
2.650%	02/01/30	10	8,906
2.937%	11/01/56	26	17,327
3.150%	02/15/28	80	75,939
3.250%	11/01/39	35	28,308
3.900%	03/01/38	25	22,452
3.999%	11/01/49	85	71,338
4.000%	03/01/48	40	33,869
4.150%	10/15/28	50	49,467
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50	60	38,323
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	965	939,967
3.500%	08/15/27	65	61,481
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	1,000	690,817
5.500%	04/15/27(a)	650	547,310
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	1,000	492,126
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(d)	520	6,337
Sec’d. Notes, 144A
5.375%	08/15/26(d)	3,180	172,043
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Discovery Communications LLC,
Gtd. Notes
5.300%	05/15/49		275	$229,403
DISH DBS Corp.,
Gtd. Notes
7.375%	07/01/28		400	227,990
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		750	721,164
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25		5	4,818
4.030%	01/25/24		30	29,672
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26		375	321,454
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43		10	9,135
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.125%	09/01/26		15	13,529
4.000%	07/15/28		15	12,894
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26		750	814,708
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37		40	39,325
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
1.850%	07/30/26		30	27,748
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		1,175	1,153,796
6.625%	06/01/27		975	926,248
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.125%	08/15/30	GBP	900	898,250
4.250%	01/15/30	GBP	800	799,687
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30		85	81,949
6.400%	12/15/35		31	35,696
7.625%	11/30/28		500	566,070
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	1,910	1,697,571
				18,555,604
Mining — 0.1%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41		10	10,510
5.750%	05/01/43		420	440,130

A19

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
6.420%	03/01/26	120	$126,725
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31	25	21,839
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32	450	423,491
Freeport-McMoRan, Inc.,
Gtd. Notes
5.450%	03/15/43	20	18,717
Glencore Canada Corp. (Switzerland),
Gtd. Notes
6.200%	06/15/35	50	52,095
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.625%	09/23/31	25	20,514
3.875%	04/27/51	25	19,146
4.125%	03/12/24	15	14,838
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	25	24,265
5.950%	03/15/24	50	49,995
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	5	4,198
2.800%	10/01/29	30	26,601
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
3.875%	04/23/25	50	48,561
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.900%	07/15/30	30	27,528
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	45	42,895
			1,372,048
Miscellaneous Manufacturing — 0.0%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	15	11,653
General Electric Co.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.380%
5.186%(c)	05/05/26	95	93,615
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	100	97,675
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	50	47,577
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	60	51,227
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	64	$54,052
			355,799
Multi-National — 0.1%
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26	1,500	1,633,160
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	20	18,205
3.276%	12/01/28	25	22,092
5.500%	12/01/24	14	13,976
			54,273
Oil & Gas — 2.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	705	593,752
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A (original cost $335,344; purchased 04/02/19 - 06/03/19)(f)
7.000%	11/01/26	350	338,223
Gtd. Notes, 144A (original cost $166,918; purchased 10/13/2020)(f)
9.000%	11/01/27	179	218,254
Sr. Unsec’d. Notes, 144A (original cost $450,000; purchased 12/14/2020)(f)
8.250%	12/31/28	450	435,916
BP Capital Markets America, Inc.,
Gtd. Notes
1.749%	08/10/30	10	8,284
2.772%	11/10/50	145	97,619
2.939%	06/04/51	1,845	1,279,956
3.000%	02/24/50	60	42,518
3.060%	06/17/41	7	5,414
3.379%	02/08/61	5	3,603
4.234%	11/06/28	50	49,557
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	10	8,663
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	340	247,072
5.250%	06/15/37	30	28,231
5.400%	06/15/47	1,030	957,611
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26	20	19,264
3.078%	05/11/50	10	7,569
Chevron USA, Inc.,
Gtd. Notes
1.018%	08/12/27	10	8,808
2.343%	08/12/50	10	6,569
3.850%	01/15/28	10	9,878

A20

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
3.900%	11/15/24	50	$49,805
Cimarex Energy Co.,
Sr. Unsec’d. Notes
4.375%	03/15/29	10	8,785
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	800	791,156
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	10	9,795
4.500%	04/15/23	5	4,996
Gtd. Notes, 144A
2.268%	11/15/26	10	8,865
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30	6	5,731
4.750%	05/15/42	6	5,213
5.250%	09/15/24	2	2,004
5.250%	10/15/27	15	15,006
5.600%	07/15/41	870	833,429
5.850%	12/15/25	30	30,482
Devon OEI Operating LLC,
Sr. Unsec’d. Notes
7.500%	09/15/27	20	21,589
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	25	21,651
3.250%	12/01/26	20	18,997
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	497	454,775
8.875%	01/13/33	495	499,331
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	1,300	1,290,582
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24	500	484,375
4.875%	03/30/26	547	504,334
5.375%	03/30/28	890	796,728
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.375%	04/15/30	15	14,966
EQT Corp.,
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26	10	9,252
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26	10	9,312
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25	15	14,597
3.452%	04/15/51	25	19,954
3.482%	03/19/30	10	9,554
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
2.900%	09/29/31		25	$20,703
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		45	43,894
5.600%	02/15/41		15	14,471
7.300%	08/15/31		5	5,566
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		1,160	1,118,530
4.750%	04/19/27		200	183,000
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26		50	50,446
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27		425	431,375
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	680	726,547
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28		157	132,430
5.950%	01/28/31		20	15,218
6.490%	01/23/27		1,550	1,406,625
6.500%	03/13/27		1,753	1,584,011
6.500%	01/23/29		700	598,500
6.700%	02/16/32		16	12,685
6.840%	01/23/30		800	661,520
Gtd. Notes, EMTN
3.750%	02/21/24	EUR	400	425,612
4.875%	02/21/28	EUR	1,430	1,288,453
Phillips 66,
Gtd. Notes
1.300%	02/15/26		22	19,962
2.150%	12/15/30		53	43,750
Phillips 66 Co.,
Gtd. Notes, 144A
2.450%	12/15/24		50	47,513
4.680%	02/15/45		1,900	1,694,778
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
0.550%	05/15/23		55	54,659
1.125%	01/15/26		25	22,715
1.900%	08/15/30		795	646,343
2.150%	01/15/31		5	4,109
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		200	179,288
3.125%	07/12/41		640	497,920
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	04/06/50		10	7,578
4.000%	05/10/46		20	17,459

A21

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)	525	$463,914
TotalEnergies Capital International SA (France),
Gtd. Notes
3.127%	05/29/50	4	2,944
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	125	111,250
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27(a)	845	763,508
			23,599,301
Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38	450	485,557
Halliburton Co.,
Sr. Unsec’d. Notes
2.920%	03/01/30	6	5,349
3.800%	11/15/25	8	7,841
			498,747
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30	55	46,091
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	90	81,765
Sr. Sec’d. Notes, 144A
4.875%	07/15/26	20	19,497
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	575	564,053
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	30	26,708
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28	1,000	874,413
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	100	101,189
WRKCo, Inc.,
Gtd. Notes
3.000%	06/15/33	5	4,101
3.900%	06/01/28	16	15,219
4.650%	03/15/26	25	24,747
4.900%	03/15/29	15	14,755
			1,772,538
Pharmaceuticals — 2.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	300	285,477
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
3.200%	11/21/29	59	$54,727
3.800%	03/15/25	1,040	1,023,227
4.050%	11/21/39	5,170	4,614,083
4.250%	11/14/28	50	49,708
4.300%	05/14/36	10	9,401
4.500%	05/14/35	1,715	1,662,700
4.550%	03/15/35	2,040	1,995,307
4.875%	11/14/48	35	33,618
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
2.250%	05/28/31	8	6,869
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
0.700%	04/08/26	45	40,443
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	320	145,236
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	430	161,327
5.000%	02/15/29	250	92,721
5.250%	01/30/30	325	120,453
5.250%	02/15/31	225	86,344
6.250%	02/15/29	1,150	425,500
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31	20	16,446
3.700%	06/06/27	136	131,458
3.794%	05/20/50	27	21,886
4.685%	12/15/44	9	8,378
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	10	7,205
4.125%	06/15/39	470	437,613
Cigna Group (The),
Gtd. Notes
3.250%	04/15/25	20	19,386
3.875%	10/15/47	20	16,120
4.375%	10/15/28	1,390	1,369,145
4.500%	02/25/26	3,690	3,672,455
Sr. Unsec’d. Notes
2.400%	03/15/30	140	121,460
3.200%	03/15/40	460	360,402
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	60	48,772
2.125%	09/15/31	40	32,650
2.625%	08/15/24	100	97,103
2.700%	08/21/40	480	343,528
3.000%	08/15/26	12	11,450
3.625%	04/01/27	50	48,189
3.750%	04/01/30	110	102,893
4.300%	03/25/28	98	96,255
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40	10	7,264

A22

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30	25	$20,659
2.350%	06/24/40	10	7,373
2.750%	12/10/51	15	10,620
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	890	701,509
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.750%	08/14/50	10	7,401
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/26	20	19,268
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	16	15,804
3.200%	09/23/26	3,785	3,596,505
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	525	400,560
Utah Acquisition Sub, Inc.,
Gtd. Notes
3.950%	06/15/26	30	28,555
5.250%	06/15/46	185	146,966
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	5	3,513
4.000%	06/22/50	1,292	849,839
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28	30	29,179
			23,614,950
Pipelines — 1.8%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,805	1,575,224
4.450%	07/15/27	60	58,597
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	10	8,891
3.302%	01/15/35	45	38,769
3.701%	01/15/39	10	8,419
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	15	12,400
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	18	15,231
Energy Transfer LP,
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28(oo)	10	7,440
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	895	750,484
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	1,365	$1,204,451
Sr. Unsec’d. Notes
2.900%	05/15/25	5	4,766
3.750%	05/15/30	60	55,357
4.050%	03/15/25	50	49,051
4.200%	04/15/27	120	115,390
4.250%	04/01/24	5	4,936
4.900%	02/01/24	10	9,918
4.950%	06/15/28	20	19,871
5.000%	05/15/50	293	249,301
5.150%	03/15/45	55	47,703
5.250%	04/15/29	25	24,937
5.300%	04/15/47	120	105,385
5.400%	10/01/47	60	53,422
5.500%	06/01/27	50	50,618
6.125%	12/15/45	90	86,722
6.250%	04/15/49	1,470	1,455,767
6.500%	02/01/42	5	5,191
Sr. Unsec’d. Notes, Series 05Y
4.200%	09/15/23	17	16,899
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	20	19,427
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	5	4,443
3.125%	07/31/29	30	27,459
3.300%	02/15/53	15	10,878
3.700%	01/31/51	130	100,937
3.950%	01/31/60	800	620,114
4.150%	10/16/28	30	29,148
4.250%	02/15/48	45	38,359
4.800%	02/01/49	30	27,586
4.850%	03/15/44	25	23,187
4.900%	05/15/46	2,115	1,959,179
Gtd. Notes, Series D
6.875%	03/01/33	10	11,389
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	335	319,726
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	30	24,462
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24	30	29,712
4.700%	11/01/42	5	4,275
5.400%	09/01/44	13	12,020
7.300%	08/15/33	10	11,196
Kinder Morgan, Inc.,
Gtd. Notes
1.750%	11/15/26	30	27,029
3.250%	08/01/50	782	516,999
3.600%	02/15/51	1,178	834,332
4.300%	06/01/25	30	29,554
5.300%	12/01/34	23	22,583

A23

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Gtd. Notes, 144A
5.625%	11/15/23	37	$36,948
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.200%	03/15/45	1,000	747,472
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	85	77,613
2.650%	08/15/30	30	25,485
4.000%	02/15/25	55	53,869
4.125%	03/01/27	50	48,486
4.500%	04/15/38	970	860,462
4.800%	02/15/29	40	39,589
4.875%	06/01/25	10	9,931
4.950%	03/14/52	15	13,024
5.200%	03/01/47	115	103,107
5.500%	02/15/49	40	37,235
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	255	246,780
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	5	3,589
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
7.125%	12/01/25	40	41,447
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	1,250	1,320,464
ONEOK, Inc.,
Gtd. Notes
2.200%	09/15/25	50	46,410
3.100%	03/15/30	75	65,672
4.350%	03/15/29	100	94,636
4.500%	03/15/50	2,685	2,082,738
4.950%	07/13/47	450	376,731
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	20	17,885
3.850%	10/15/23	40	39,581
4.650%	10/15/25	10	9,907
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25	75	70,496
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	10	11,570
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
7.500%	10/01/25	1,150	1,153,048
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	15	14,635
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes
7.000%	03/15/27	10	10,660
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
7.000%	10/15/28	10	$10,871
Gtd. Notes, 144A
2.900%	03/01/30	10	8,679
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	80	72,490
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	103,726
4.125%	08/15/31	80	70,249
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.450%	04/01/44	575	501,893
5.500%	02/01/50	5	4,247
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	30	25,174
3.750%	06/15/27	25	24,003
4.000%	09/15/25	60	58,690
4.900%	01/15/45	1,200	1,056,443
5.300%	08/15/52	30	28,325
8.750%	03/15/32	10	12,001
			20,375,395
Real Estate — 0.1%
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	1,200	1,163,879
Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33	5	3,745
2.000%	05/18/32	5	3,820
3.800%	04/15/26	25	24,055
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25	25	22,924
1.600%	04/15/26	50	45,220
2.700%	04/15/31	90	75,314
3.600%	01/15/28	17	15,967
4.000%	06/01/25	75	73,266
4.400%	02/15/26	25	24,644
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	35	32,420
4.050%	07/01/30	1,145	1,025,599
Camden Property Trust,
Sr. Unsec’d. Notes
2.800%	05/15/30	5	4,330
Crown Castle, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/25	25	23,051
2.250%	01/15/31	75	62,187
2.500%	07/15/31	35	29,355
3.300%	07/01/30	30	27,038
4.000%	03/01/27	10	9,678

A24

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
5.200%	02/15/49		10	$9,267
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25		500	483,729
Essex Portfolio LP,
Gtd. Notes
1.650%	01/15/31		25	19,340
Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
Gtd. Notes, 144A
3.750%	12/15/27		20	15,805
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24		70	66,709
4.000%	01/15/30		50	44,357
4.000%	01/15/31		10	8,704
5.250%	06/01/25		50	48,922
5.750%	06/01/28		50	48,767
Healthpeak OP LLC,
Gtd. Notes
1.350%	02/01/27		15	13,175
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series E
4.000%	06/15/25		40	38,443
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31		20	15,629
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	675	492,293
3.500%	03/15/31		925	618,088
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner LP,
Gtd. Notes, 144A
4.500%	09/30/28		10	7,383
Prologis LP,
Sr. Unsec’d. Notes
1.250%	10/15/30		10	7,837
1.750%	02/01/31		25	20,201
Realty Income Corp.,
Sr. Unsec’d. Notes
1.800%	03/15/33		15	11,133
2.200%	06/15/28		5	4,408
2.850%	12/15/32		530	437,777
3.950%	08/15/27		91	87,724
4.875%	06/01/26		50	49,724
Simon Property Group LP,
Sr. Unsec’d. Notes
2.450%	09/13/29		40	34,250
3.250%	11/30/26		20	18,922
Spirit Realty LP,
Gtd. Notes
2.100%	03/15/28		15	12,613
2.700%	02/15/32		2,190	1,714,981
Ventas Realty LP,
Gtd. Notes
3.000%	01/15/30		5	4,317
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		25	$23,686
4.625%	06/15/25		405	391,508
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29		15	12,530
2.700%	02/15/27		25	22,762
2.800%	06/01/31		35	29,089
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
7.375%	03/15/32		6	6,884
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33		1,930	1,472,621
				7,796,191
Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30		1,500	1,286,250
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
0.950%	02/10/26		79	70,983
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.800%	01/25/50		20	14,742
At Home Group, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		275	186,071
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31		25	19,202
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	10/30/25	EUR	1,600	1,600,842
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.950%	06/15/29		49	45,315
3.350%	04/15/50		5	3,877
3.900%	12/06/28		10	9,850
4.875%	02/15/44		10	9,900
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.300%	04/15/28		65	55,842
1.700%	09/15/28		20	17,313
1.700%	10/15/30		10	8,100
3.650%	04/05/29		30	28,372
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.800%	04/01/28		30	29,454
Nordstrom, Inc.,
Sr. Unsec’d. Notes
2.300%	04/08/24		20	19,109

A25

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31	2,155	$1,730,643
Ross Stores, Inc.,
Sr. Unsec’d. Notes
4.600%	04/15/25	50	49,842
4.700%	04/15/27	2	1,986
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	454	448,671
Tractor Supply Co.,
Sr. Unsec’d. Notes
1.750%	11/01/30	55	43,669
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31	10	8,457
2.375%	09/24/29	2	1,793
2.500%	09/22/41	15	11,370
4.500%	09/09/52	10	9,993
			5,711,646
Semiconductors — 0.4%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.950%	04/01/25	5	4,834
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	80	77,278
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30	9	8,343
Gtd. Notes, 144A
2.450%	02/15/31	30	24,553
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	3,006	2,316,587
3.419%	04/15/33	1,442	1,206,202
3.469%	04/15/34	50	41,084
4.926%	05/15/37	100	90,733
Intel Corp.,
Sr. Unsec’d. Notes
2.800%	08/12/41	5	3,634
3.050%	08/12/51	15	10,250
3.100%	02/15/60	10	6,577
3.900%	03/25/30	20	19,062
5.900%	02/10/63	630	647,819
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	25	21,061
Microchip Technology, Inc.,
Sr. Unsec’d. Notes
0.972%	02/15/24	65	62,399
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.550%	06/15/28	30	26,442
3.500%	04/01/40	10	8,576
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
NXP BV/NXP Funding LLC (China),
Gtd. Notes
4.875%	03/01/24	75	$74,334
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	65	53,498
2.650%	02/15/32	35	28,575
3.400%	05/01/30	40	35,845
4.300%	06/18/29	110	104,637
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.700%	09/15/51	5	3,585
2.900%	11/03/27	10	9,512
			4,885,420
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
4.200%	05/01/30	20	18,774
Software — 0.3%
Adobe, Inc.,
Sr. Unsec’d. Notes
2.150%	02/01/27	20	18,594
Autodesk, Inc.,
Sr. Unsec’d. Notes
2.400%	12/15/31	30	24,958
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26	850	822,593
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	65	53,484
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41	10	6,992
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.250%	06/01/27	21	19,016
2.750%	07/01/24	50	48,527
3.500%	07/01/29	40	37,125
3.800%	10/01/23	15	14,861
4.200%	10/01/28	40	38,754
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	10	9,511
2.525%	06/01/50	1,842	1,297,260
2.921%	03/17/52	89	67,443
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	80	73,502
2.650%	07/15/26	50	46,717
2.950%	04/01/30	100	88,285
3.600%	04/01/50	31	21,957
3.850%	04/01/60	5	3,488
3.950%	03/25/51	5	3,756
4.000%	11/15/47	25	19,082

A26

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
5.550%	02/06/53	735	$699,555
Salesforce, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/28	10	8,827
VMware, Inc.,
Sr. Unsec’d. Notes
1.800%	08/15/28	10	8,445
2.200%	08/15/31	30	23,703
3.900%	08/21/27	35	33,494
4.700%	05/15/30	43	41,686
			3,531,615
Telecommunications — 1.8%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26	200	183,567
2.250%	02/01/32	45	36,750
2.300%	06/01/27	75	68,717
2.550%	12/01/33	347	279,132
2.750%	06/01/31	110	94,689
3.500%	09/15/53	2,881	2,092,082
3.550%	09/15/55	972	698,220
3.650%	09/15/59	180	128,612
3.800%	12/01/57	13	9,656
4.250%	03/01/27	10	9,909
4.300%	02/15/30	545	529,941
4.350%	03/01/29	45	44,065
4.500%	05/15/35	900	843,986
4.500%	03/09/48	10	8,617
6.950%	01/15/28	10	10,663
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	10	12,217
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $104,013; purchased 03/21/23 - 03/22/23)(f)
8.000%	04/01/25	265	105,338
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $367,669; purchased 3/9/2023)(f)
8.000%	12/31/26	1,471	294,135
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $556,233; purchased 06/29/21 - 12/15/22)(f)
13.000%	12/31/25(a)	554	349,246
Sr. Sec’d. Notes, 144A (original cost $202,500; purchased 07/28/20 )(f)
8.750%	05/25/24	200	182,000
Sr. Sec’d. Notes, 144A (original cost $1,009,327; purchased 7/27/2020)(f)
8.750%	05/25/24	997	907,148
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $301,250; purchased 9/11/2020)(f)
6.750%	06/01/23	500	100,000
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.625%	01/15/29	40	22,077
Sr. Sec’d. Notes, 144A
10.500%	05/15/30	288	276,013
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30	49	$39,812
4.600%	05/23/29	60	58,479
Sprint LLC,
Gtd. Notes
7.625%	02/15/25(a)	2,502	2,598,435
7.625%	03/01/26	100	105,758
7.875%	09/15/23	2,000	2,016,273
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	45	41,937
2.550%	02/15/31	10	8,471
2.625%	02/15/29	10	8,820
3.300%	02/15/51	5	3,555
3.750%	04/15/27	125	120,201
3.875%	04/15/30	137	128,491
4.375%	04/15/40	435	389,658
4.500%	04/15/50(a)	1,985	1,723,337
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30	75	60,556
1.680%	10/30/30	32	25,833
1.750%	01/20/31	55	44,287
2.100%	03/22/28	230	204,927
2.355%	03/15/32	5,130	4,208,892
2.550%	03/21/31	80	68,156
2.850%	09/03/41	10	7,291
2.875%	11/20/50	10	6,674
3.150%	03/22/30	35	31,885
3.400%	03/22/41	1,185	943,251
3.550%	03/22/51	90	68,836
4.016%	12/03/29	140	134,092
4.329%	09/21/28	115	113,529
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24	20	19,778
			20,467,994
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51	5	3,631
3.550%	02/15/50	5	4,014
4.900%	04/01/44	10	9,805
CSX Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/27	10	9,563
3.800%	03/01/28	16	15,611
FedEx Corp.,
Gtd. Notes
3.100%	08/05/29	10	9,188
4.250%	05/15/30	20	19,475
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32	480	416,490

A27

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50	25	$18,861
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	93	88,887
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26	14	13,306
3.800%	08/01/28	54	51,985
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/24	20	19,776
3.799%	10/01/51	9	7,560
3.950%	08/15/59	35	28,591
			716,743
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	11/15/25	20	17,934
1.700%	06/15/26	30	26,769
2.700%	11/01/24	20	19,144
4.000%	07/15/25	25	24,222
4.125%	08/01/23	5	4,967
			93,036

Total Corporate Bonds (cost $441,743,664)			389,912,786
Floating Rate and Other Loans — 1.1%
Airlines — 0.1%
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
8.568%(c)	04/21/28	677	671,756
Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.000%
8.840%(c)	08/12/28	225	224,368
Computers — 0.2%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
8.515%(c)	03/01/29	1,340	1,258,367
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
8.590%(c)	02/01/28	746	733,893
			1,992,260
Insurance — 0.1%
Asurion LLC,
New B11 Term Loan, 1 Month SOFR + 4.250%
9.057%(c)	08/21/28	460	425,257
New B-9 Term Loan, 1 Month LIBOR + 3.250%
8.090%(c)	07/31/27	343	313,845
			739,102
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Media — 0.1%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
9.327%(c)	01/17/28		344	$317,577
September 2019 Term Loan, 1 Month LIBOR + 2.500%
7.184%(c)	04/15/27		764	672,915
Diamond Sports Group LLC,
First Lien Term Loan, 3 Month SOFR + 8.150%
12.775%(c)	05/25/26		145	134,975
Second Lien Term loan
8.025%	08/24/26		1,959	121,937
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
7.840%(c)	05/01/26		314	277,227
				1,524,631
Metal Fabricate/Hardware — 0.1%
Tank Holding Corp.,
Term Loan, 1 Month SOFR + 5.850%
10.657%(c)	03/31/28		1,414	1,357,740
Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
13.815%(c)	11/01/25		388	410,795
Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
7.090%(c)	04/23/26		489	447,076
Retail — 0.3%
EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 6 Month EURIBOR + 7.000%
9.752%(c)	04/30/27	EUR	3,500	3,215,315
Telecommunications — 0.1%
CenturyLink, Inc.,
Term B Loan, 1 Month SOFR + 2.364%
7.172%(c)	03/15/27		245	161,522
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%
8.081%(c)	05/27/24		1,372	1,224,090
				1,385,612

Total Floating Rate and Other Loans (cost $13,939,871)				11,968,655
Municipal Bonds — 1.3%
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41		30	29,917
California — 0.4%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50		1,125	1,457,454
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		1,550	1,929,088

A28

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	725	$940,528
			4,327,070
Colorado — 0.1%
Colorado Health Facilities Authority,
Taxable, Revenue Bonds, Series B
2.800%	12/01/26	5	4,663
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	770	876,550
			881,213
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,380	1,621,026
State of Illinois,
General Obligation Unlimited, Taxable, Series A
3.140%	10/01/24	35	33,833
			1,654,859
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	20	16,227
New Jersey — 0.3%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	1,175	1,441,749
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	2,050	2,577,463
			4,019,212
New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	20	16,127
Port Authority of New York & New Jersey,
Revenue Bonds
6.040%	12/01/29	25	26,732
			42,859
Ohio — 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	695	705,920
Oregon — 0.1%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	615	682,887
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	825	899,677
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	1,710	$1,602,493
Texas — 0.0%
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	20	15,032
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	450	366,497
			381,529

Total Municipal Bonds (cost $13,267,792)			15,243,863
Residential Mortgage-Backed Securities — 4.1%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	12	11,515
Bellemeade Re Ltd.,
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
6.695%(c)	10/25/28	10	9,613
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
8.545%(c)	10/25/30	224	227,194
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.960%(c)	09/25/31	200	195,892
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
6.710%(c)	01/26/32	490	484,650
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.260%(c)	01/26/32	1,240	1,205,194
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
6.558%(c)	09/12/26^	1,301	1,300,682
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
3.631%(cc)	09/25/47	252	215,918
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)
9.195%(c)	04/25/31	370	383,380
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
6.945%(c)	10/25/39	43	43,148
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.810%(c)	03/25/42	260	263,985
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A
3.023%(cc)	08/25/60	324	314,594

A29

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
6.545%(c)	11/25/28	585	$584,397
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
6.645%(c)	04/25/29	180	180,178
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
6.710%(c)	10/25/33	96	95,803
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.260%(c)	10/25/33	940	938,350
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.010%(c)	04/25/34	910	920,110
Fannie Mae REMIC,
Series 2011-116, Class ZA
3.500%	11/25/41	1,722	1,629,287
Series 2012-34, Class EB
4.000%	04/25/42	1,575	1,511,901
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
8.560%(c)	11/25/50	900	896,906
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
7.160%(c)	11/25/50	2,477	2,479,308
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
7.960%(c)	08/25/33	3,635	3,457,232
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
6.695%(c)	02/25/50	495	491,954
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
9.945%(c)	06/25/50	158	167,444
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
10.845%(c)	08/25/50	1,478	1,596,300
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
9.360%(c)	10/25/50	670	705,936
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.360%(c)	10/25/50	183	184,646
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)
7.945%(c)	03/25/50	36	36,778
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
10.095%(c)	09/25/50	313	328,082
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
7.210%(c)	01/25/51	355	324,020
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
7.610%(c)	01/25/34	590	$541,785
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.210%(c)	01/25/34	305	299,703
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.360%(c)	11/25/41	100	95,007
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
7.560%(c)	08/25/33	360	316,909
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)
6.810%(c)	08/25/33	4,200	4,043,021
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.910%(c)	09/25/41	440	400,164
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.660%(c)	09/25/41	1,020	918,050
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.910%(c)	12/25/41	800	720,034
Freddie Mac REMIC,
Series 4289, Class WZ
3.000%	01/15/44	723	664,953
Series 4768, Class GA
3.500%	09/15/45	477	460,983
Series 4939, Class KT
3.000%	07/15/48	447	408,369
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	2,753	2,510,672
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
6.495%(c)	05/25/29	179	179,254
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)
8.995%(c)	10/25/30	24	24,031
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.160%(c)	01/25/34	530	523,996
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.360%(c)	01/25/34	815	789,689
Legacy Mortgage Asset Trust,
Series 2020-GS01, Class A1, 144A
5.882%	10/25/59	917	916,424
Series 2020-SL01, Class A, 144A
2.734%	01/25/60	244	239,790
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
5.595%(c)	01/25/48	404	390,606

A30

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Oaktown Re II Ltd.,
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
6.395%(c)	07/25/28		89	$88,748
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.460%(c)	04/25/34		900	888,442
PMT Credit Risk Transfer Trust,
Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)
9.131%(c)	03/27/25		2,900	2,900,000
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
7.695%(c)	02/25/25		1,280	1,273,419
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
7.495%(c)	08/25/25		1,200	1,186,826
Radnor Re Ltd.,
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
6.295%(c)	01/25/30		1,442	1,435,216
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)
6.410%(c)	11/25/31		551	549,143
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.260%(c)	11/25/31		900	878,818
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.902%(c)	06/24/71	EUR	386	408,819
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
5.193%(cc)	02/25/34		177	163,445
Series 2004-18, Class 3A1
4.420%(cc)	12/25/34		1,119	1,012,962
TFS (Spain),
Series 2018-03
0.000%(s)	04/16/40^	EUR	—(r)	1

Total Residential Mortgage-Backed Securities (cost $47,795,525)				46,413,676
Sovereign Bonds — 2.2%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		570	483,538
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		803	788,607
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		250	239,500
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	02/22/29		1,180	$1,107,946
6.000%	07/19/28		575	559,834
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/16/26	EUR	300	238,787
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,500	1,674,046
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24		50	49,962
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	410	326,814
1.450%	09/18/26	EUR	375	372,068
3.375%	07/30/25	EUR	3,125	3,349,453
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,250	1,328,343
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes, Series DTC
2.500%	05/23/24		1,000	974,791
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
3.375%	09/27/23		600	596,183
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		600	576,142
3.000%	03/12/24		600	591,443
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		10	8,530
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48		780	791,700
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	170,665
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		4,930	4,944,167
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	278	229,133
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	398	328,040
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	1,443	1,189,643
3.125%	05/15/27	EUR	2,371	2,313,893
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	249	177,349
6.250%	05/26/28		440	443,850
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/24(d)		920	200,847
8.994%	02/01/26(d)		200	36,538

A31

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A
4.375%	01/27/32(d)	EUR	1,090	$200,958
7.750%	09/01/24(d)		930	203,031
8.994%	02/01/26(d)		200	36,538
9.750%	11/01/30(d)		400	74,200
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55(a)		500	491,250

Total Sovereign Bonds (cost $30,782,032)				25,097,789
U.S. Government Agency Obligations — 15.2%
Federal Home Loan Mortgage Corp.
3.500%	02/01/47		727	687,356
5.500%	10/01/33		352	364,772
5.500%	06/01/34		3	2,731
6.000%	11/01/33		28	28,669
6.000%	05/01/34		40	41,274
6.000%	06/01/34		65	66,407
6.250%	07/15/32(k)		720	858,039
6.500%	07/01/32		4	4,469
6.500%	07/01/32		9	9,243
6.500%	08/01/32		19	19,956
6.500%	08/01/32		20	20,743
6.500%	08/01/32		21	21,854
6.500%	09/01/32		23	23,758
6.500%	09/01/32		67	69,532
6.750%	03/15/31(k)		600	719,000
Federal National Mortgage Assoc.
2.000%	TBA		10,500	8,688,051
3.000%	TBA(tt)		24,500	21,982,859
3.500%	TBA(tt)		19,500	18,119,004
4.000%	TBA		23,500	22,486,652
4.500%	TBA(tt)		39,500	38,701,935
4.500%	08/01/40		860	864,981
5.000%	TBA(tt)		12,000	11,968,125
5.000%	TBA		17,500	17,451,465
5.500%	TBA		1,000	1,009,785
5.500%	TBA(tt)		4,000	4,040,391
5.500%	02/01/33		5	5,173
5.500%	02/01/33		8	7,748
5.500%	03/01/33		10	10,755
5.500%	03/01/33		18	18,172
5.500%	03/01/33		21	22,169
5.500%	04/01/33		3	2,750
5.500%	04/01/33		13	13,129
5.500%	04/01/33		17	17,236
5.500%	04/01/33		17	17,240
5.500%	07/01/33		13	13,427
5.500%	07/01/33		16	16,164
5.500%	08/01/33		13	13,223
5.500%	02/01/34		14	14,928
5.500%	04/01/34		13	13,070
5.500%	06/01/34		16	16,499
6.000%	TBA		1,500	1,530,059
6.000%	10/01/33		1	1,496
6.000%	10/01/33		158	162,183
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	03/01/34	22	$22,744
6.000%	02/01/35	92	95,500
6.000%	11/01/36	27	27,763
6.500%	08/01/32	62	64,038
6.500%	09/01/32	51	52,684
6.500%	09/01/32	81	84,829
6.500%	10/01/32	37	37,997
6.500%	04/01/33	67	70,169
6.500%	11/01/33	3	2,703
6.625%	11/15/30(k)	830	983,595
7.000%	05/01/32	46	46,352
7.000%	06/01/32	4	3,689
7.125%	01/15/30(k)	785	940,167
Government National Mortgage Assoc.
3.000%	TBA	4,500	4,098,840
3.500%	TBA	13,500	12,655,723
3.500%	01/20/48	107	101,853
4.000%	02/20/49	221	214,521
5.500%	01/15/33	29	30,215
5.500%	02/15/33	16	16,302
5.500%	05/15/33	47	47,733
5.500%	05/15/33	131	133,443
5.500%	06/15/33	144	148,166
5.500%	09/15/33	21	21,422
5.500%	07/15/35	30	31,257
6.000%	12/15/32	62	64,930
6.000%	11/15/33	24	25,166
6.000%	01/15/34	6	6,199
6.000%	06/20/34	166	175,261
6.000%	11/15/34	226	233,976
6.500%	09/15/32	29	29,726
6.500%	09/15/32	79	81,617
6.500%	09/15/32	116	119,842
6.500%	11/15/33	65	67,456

Total U.S. Government Agency Obligations (cost $168,941,217)			170,882,350
U.S. Treasury Obligations — 8.1%
U.S. Treasury Bonds
1.125%	05/15/40	30	19,964
1.750%	08/15/41	5,286	3,826,568
1.875%	02/15/41	138	102,867
2.000%	11/15/41	2,719	2,051,146
2.250%	05/15/41(a)(h)	65,845	52,295,334
2.250%	08/15/49	685	514,927
2.250%	02/15/52	2,955	2,204,707
2.375%	02/15/42	1,255	1,008,902
2.375%	11/15/49	225	173,848
2.500%	02/15/46(k)	1,580	1,254,619
2.875%	05/15/52	2,565	2,195,079
3.000%	05/15/45(k)	4,065	3,539,091
3.000%	02/15/48	1,480	1,290,837
3.125%	02/15/43(k)	2,460	2,210,541
3.375%	08/15/42	5,210	4,893,330
3.875%	02/15/43	5	5,044
4.000%	11/15/52	1,910	2,027,883

A32

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes
2.375%	03/31/29(k)	615	$574,160
3.500%	02/15/33	375	375,644
U.S. Treasury Strips Coupon
1.467%(s)	11/15/41	500	240,410
2.056%(s)	11/15/38	130	71,668
2.208%(s)	05/15/39	1,575	849,516
2.335%(s)	08/15/44	2,500	1,067,383
2.364%(s)	05/15/45	3,420	1,420,636
2.377%(s)	08/15/45	1,250	515,186
2.387%(s)	05/15/43	4,015	1,809,102
2.395%(s)	11/15/43	619	272,916
2.423%(s)	05/15/44(k)	7,225	3,119,168
2.423%(s)	11/15/40	430	216,898
3.143%(s)	08/15/41	1,350	656,068
3.176%(s)	08/15/40	120	61,247

Total U.S. Treasury Obligations (cost $114,665,373)			90,864,689

	Shares
Common Stocks — 0.2%
Chemicals — 0.0%
TPC Group, Inc.*^	14,880	297,600
Gas Utilities — 0.1%
Ferrellgas Partners LP (Class B Stock)^	5,622	969,405
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp.	16,284	1,238,235

Total Common Stocks (cost $1,356,824)		2,505,240
Preferred Stocks — 0.2%
Banks — 0.1%
Citigroup Capital XIII, 11.172%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	45,000	1,284,300
Capital Markets — 0.1%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	35,000	877,450

Total Preferred Stocks (cost $2,000,000)		2,161,750

Total Long-Term Investments (cost $1,250,355,577)		1,142,878,491
	Shares	Value

Short-Term Investments — 17.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	137,107,872	$137,107,872
PGIM Institutional Money Market Fund (cost $61,460,911; includes $61,198,305 of cash collateral for securities on loan)(b)(wa)	61,500,468	61,469,718

Total Short-Term Investments (cost $198,568,783)		198,577,590

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—119.0% (cost $1,448,924,360)		1,341,456,081
Options Written*~ — (0.0)%
(premiums received $49,062)		(15,712)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—119.0% (cost $1,448,875,298)		1,341,440,369

Liabilities in excess of other assets(z) — (19.0)%		(213,877,370)

Net Assets — 100.0%		$1,127,562,999

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CGM	Citigroup Global Markets, Inc.
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CSI	Credit Suisse International
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps

A33

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
T	Swap payment upon termination
TBA	To Be Announced
TD	The Toronto-Dominion Bank
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,373,231 and 0.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $60,531,515; cash collateral of $61,198,305 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $3,503,829. The aggregate value of $2,940,610 is 0.3% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $99,500,000 is 8.8% of net assets.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
FNMA TBA 5.50%	Call	BOA	04/06/23	$100.75		—		4,000	$(15,218)
FNMA TBA 5.50%	Put	CGM	04/06/23	$99.64		—		8,000	(248)
Total OTC Traded (premiums received $49,062)									$(15,466)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA††^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	15,090		$(246)
(premiums received $0)
Total Options Written (premiums received $49,062)									$(15,712)
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.
A34

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Options Purchased:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.80%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	14,770	$10,617	$(37,976)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.83%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	7,420	3,986	(10,450)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.85%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	12,470	5,074	(34,331)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.88%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	14,770	4,642	(51,779)
Total Centrally Cleared Swaptions (cost $158,855)							$24,319	$(134,536)
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.70%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	7,420	$(6,105)	$4,877
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.75%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	12,470	(23,907)	7,268
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.78%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	14,770	(38,902)	(3,011)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	1.10%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	14,770	(1,367)	14,732
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	1.15%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	14,770	(1,237)	21,509
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	1.20%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	7,420	(573)	4,992
CDX.NA.IG.39.V1, 12/20/27	Put	06/21/23	1.20%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	14,740	(10,052)	25,324
Total Centrally Cleared Swaptions (premiums received $157,834)							$(82,143)	$75,691

Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
38	2 Year U.S. Treasury Notes	Jun. 2023	$7,845,219	$77,761
851	5 Year U.S. Treasury Notes	Jun. 2023	93,191,146	342,987
882	10 Year U.S. Treasury Notes	Jun. 2023	101,361,098	1,341,476
235	10 Year U.S. Ultra Treasury Notes	Jun. 2023	28,468,048	862,046
				2,624,270
Short Positions:
79	5 Year Euro-Bobl	Jun. 2023	10,099,428	(238,289)
90	10 Year Euro-Bund	Jun. 2023	13,258,663	(449,131)
355	20 Year U.S. Treasury Bonds	Jun. 2023	46,560,469	(1,756,011)
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	141,125	(2,439)
38	Euro Schatz Index	Jun. 2023	4,355,797	(44,831)
				(2,490,701)
				$133,569
Forward foreign currency exchange contracts outstanding at March 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/04/23	BNP	GBP	10,153	$12,457,964	$12,525,906	$67,942	$—
Euro,
Expiring 04/04/23	HSBC	EUR	94,716	102,113,790	102,742,325	628,535	—
Expiring 04/04/23	JPM	EUR	1,092	1,177,237	1,184,789	7,552	—
A35

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 06/21/23	JPM	MXN	15,980	$870,127	$872,662	$2,535	$—
				$116,619,118	$117,325,682	706,564	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/04/23	BOA	GBP	485	$585,000	$598,040	$—	$(13,040)
Expiring 04/04/23	MSI	GBP	9,668	11,713,715	11,927,866	—	(214,151)
Expiring 05/02/23	BNP	GBP	10,153	12,464,990	12,533,210	—	(68,220)
Euro,
Expiring 04/04/23	CITI	EUR	46	49,098	49,920	—	(822)
Expiring 04/04/23	TD	EUR	95,763	102,098,597	103,877,193	—	(1,778,596)
Expiring 05/02/23	GSI	EUR	1,164	1,266,902	1,264,943	1,959	—
Expiring 05/02/23	HSBC	EUR	94,716	102,279,543	102,904,792	—	(625,249)
South African Rand,
Expiring 06/21/23	BNP	ZAR	11,532	615,262	643,022	—	(27,760)
				$231,073,107	$233,798,986	1,959	(2,727,838)
						$708,523	$(2,727,838)
Credit default swap agreements outstanding at March 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	04/14/23	0.500%(M)	9,194	*	$7,909	$(859)	$8,768	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,755	$(25,102)	$(62,956)	$37,854	BARC
U.S. Treasury Notes	12/20/27	0.250%(Q)	EUR	670	7,254	3,705	3,549	BARC
U.S. Treasury Notes	12/20/27	0.250%(Q)	EUR	670	7,254	3,705	3,549	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	340	5,436	4,133	1,303	BNP
United Mexican States	06/20/23	1.000%(Q)		665	(1,444)	214	(1,658)	CITI
United Mexican States	06/20/23	1.000%(Q)		655	(1,422)	535	(1,957)	CITI
United Mexican States	06/20/23	1.000%(Q)		220	(478)	201	(679)	CITI
United Mexican States	06/20/23	1.000%(Q)		220	(477)	185	(662)	CITI
United Mexican States	06/20/23	1.000%(Q)		215	(467)	65	(532)	CITI
United Mexican States	06/20/23	1.000%(Q)		115	(250)	37	(287)	CITI
United Mexican States	12/20/24	1.000%(Q)		160	(1,564)	388	(1,952)	CITI
United Mexican States	12/20/24	1.000%(Q)		130	(1,270)	378	(1,648)	CITI
					$(12,530)	$(49,410)	$36,880

A36

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Credit default swap agreements outstanding at March 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)	10,710	0.194%	$2,214	$2,342	$(128)	BOA
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,205	2.562%	(6,891)	(3,260)	(3,631)	CSI
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	2.562%	(1,719)	(1,574)	(145)	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	545	2.562%	(1,704)	(1,873)	169	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	2.562%	(578)	(651)	73	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	2.562%	(579)	(640)	61	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	180	2.562%	(563)	(518)	(45)	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	90	2.562%	(281)	(257)	(24)	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)	160	4.158%	(8,069)	(5,202)	(2,867)	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)	130	4.158%	(6,556)	(4,277)	(2,279)	CITI
					$(24,726)	$(15,910)	$(8,816)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	98,369	$(479,653)	$(1,157,849)	$(678,196)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A37

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest rate swap agreements outstanding at March 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	635	05/08/23	0.950%(A)	1 Day SONIA(1)(A)/ 4.178%	$(14,468)	$25,368	$39,836
GBP	3,946	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.178%	(184,608)	487,205	671,813
GBP	2,920	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.178%	150,731	425,916	275,185
GBP	2,100	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 4.178%	(145,549)	422,386	567,935
GBP	767	05/08/31	1.150%(A)	1 Day SONIA(2)(A)/ 4.178%	40,330	(164,103)	(204,433)
GBP	740	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.178%	52,659	185,594	132,935
GBP	230	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 4.178%	(9,088)	59,928	69,016
	41,700	03/08/24	5.386%(T)	1 Day SOFR(2)(T)/ 4.870%	(140)	255,565	255,705
	13,780	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.870%	—	210,829	210,829
	17,596	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.870%	—	324,228	324,228
	35,145	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.870%	—	632,477	632,477
					$(110,133)	$2,865,393	$2,975,526

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)††	1 Day USOIS -50 bps(T)/ 4.330%	GSI	06/20/23	(20,765)	$805,556	$—	$805,556
U.S. Treasury Bond(T)	1 Day USOIS +10 bps(T)/ 4.930%	JPM	04/18/23	8,530	(132,954)	—	(132,954)
U.S. Treasury Bond(T)	1 Day USOIS +10 bps(T)/ 4.930%	GSI	04/19/23	15,820	(475,662)	—	(475,662)
U.S. Treasury Bond(T)	1 Day USOIS +10 bps(T)/ 4.930%	JPM	04/21/23	15,190	(387,791)	—	(387,791)
U.S. Treasury Bond(T)	1 Day USOIS +11 bps(T)/ 4.940%	JPM	04/26/23	12,265	(374,035)	—	(374,035)
U.S. Treasury Bond(T)	1 Day USOIS +10 bps(T)/ 4.930%	GSI	05/01/23	17,905	(317,394)	—	(317,394)
U.S. Treasury Bond(T)	1 Day USOIS +11 bps(T)/ 4.940%	JPM	06/02/23	15,220	682,294	—	682,294
					$(199,986)	$—	$(199,986)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Portfolio is only required to disclose the top 50.
The following table represents the top 50 individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with GSI, as of March 31, 2023, termination date 06/20/2023:
A38

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Corporate Bond:
Reference Entity	Shares	Market Value	% of Total Index Value
Bank of America Corp.	40,319,400	$ 31,637,565	7.06%
Wells Fargo & Co.	34,230,900	25,949,276	5.79%
Morgan Stanley	27,871,800	21,916,857	4.89%
Goldman Sachs Group, Inc.	28,954,200	20,909,136	4.66%
Citigroup, Inc.	26,654,100	19,370,450	4.32%
AT&T, Inc.	24,354,000	17,722,916	3.95%
Verizon Communications, Inc.	20,024,400	15,333,325	3.42%
Anheuser-Busch InBev Worldwide, Inc.	15,694,800	14,917,907	3.33%
Comcast Corp.	19,889,100	13,811,779	3.08%
Oracle Corp.	15,559,500	11,699,192	2.61%
Apple, Inc.	16,236,000	11,502,006	2.57%
AbbVie, Inc.	10,282,800	9,229,609	2.06%
Microsoft Corp.	10,553,400	8,009,211	1.79%
CVS Health Corp.	9,200,400	7,853,914	1.75%
Amazon.com, Inc.	10,147,500	7,814,203	1.74%
UnitedHealth Group, Inc.	8,523,900	6,516,298	1.45%
Visa, Inc.	9,335,700	5,919,588	1.32%
Shell International Finance BV	6,900,300	5,373,793	1.20%
The Walt Disney Co.	6,494,400	5,316,992	1.19%
T-Mobile USA, Inc.	7,035,600	5,177,053	1.15%
Intel Corp.	7,441,500	5,115,772	1.14%
ExxonMobil Corp.	6,223,800	5,066,694	1.13%
Home Depot, Inc.	7,982,700	5,042,412	1.12%
Broadcom, Inc.	6,629,700	4,927,409	1.10%
Pfizer, Inc.	6,494,400	4,716,168	1.05%
Amgen, Inc.	6,765,000	4,687,112	1.05%
Telefonica Emisiones, S.A.U.	5,412,000	4,491,676	1.00%
Bristol-Myers Squibb Co.	6,494,400	4,416,631	0.99%
General Motors Co.	4,870,800	4,340,449	0.97%
Cigna Corp.	5,547,300	4,089,756	0.91%
Intercontinental Exchange, Inc.	5,547,300	3,966,338	0.88%
Enterprise Products Operating LLC	5,412,000	3,947,458	0.88%
Raytheon Technologies Corp.	5,682,600	3,936,344	0.88%
PepsiCo, Inc.	4,464,900	3,881,482	0.87%
Pacific Gas & Electric Co.	4,600,200	3,845,306	0.86%
B.A.T. Capital Corp.	5,547,300	3,781,708	0.84%
Gilead Sciences, Inc.	5,276,700	3,721,821	0.83%
Altria Group, Inc.	5,412,000	3,678,671	0.82%
Johnson & Johnson	5,276,700	3,555,998	0.79%
Vodafone Group PLC	4,194,300	3,435,739	0.77%
McDonald’s Corp.	3,788,400	3,413,322	0.76%
Coca-Cola Co.	4,194,300	3,260,876	0.73%
FedEx Corp.	3,111,900	3,110,980	0.69%
BP Capital Markets America, Inc.	4,194,300	3,043,469	0.68%
Anthem, Inc.	3,788,400	2,969,735	0.66%
American International Group, Inc.	3,111,900	2,695,083	0.60%
International Business Machines Corp.	3,788,400	2,606,094	0.58%
Union Pacific Corp.	3,653,100	2,599,493	0.58%
MidAmerican Energy Co.	3,788,400	2,579,673	0.58%
Berkshire Hathaway Finance Corp.	3,923,700	2,546,364	0.57%
		$379,451,103

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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